As filed with the  Securities and Exchange Commission on May 28, 2008
                                     Investment Company Act File Number 811-5698




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2008
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Put Bond (c) (2.37%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000 Plaquemines, LA Port, Harbor, & Terminal District Port Facility RB
            (Chevron Pipeline Company Project) - Series 1984                     09/01/08    3.85%  $ 3,000,000      P-1      A-1+
-----------                                                                                         -----------
  3,000,000 Total Put Bond                                                                            3,000,000
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (26.02%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000 City of Houston, TX TRAN - Series 2007                               06/30/08    3.71%  $ 4,007,506    MIG-1     SP-1+
  5,000,000 Colorado State General Fund RB                                       06/27/08    3.70     5,006,278    MIG-1     SP-1+
  4,500,000 Cook County, IL Community Consolidated School District # 21 TAN      04/01/08    3.75     4,500,000    MIG-1
  2,000,000 Evendale Village, Hamilton County, OH Tax Increment RB
            LOC Fifth Third Bank                                                 05/15/08    3.80     2,000,000      P-1      A-1+
  4,000,000 Racine, WI Unified School District TRAN                              07/25/08    3.70     4,006,654    MIG-1
  1,200,000 State of Idaho, TAN - Series 2007                                    06/30/08    3.73     1,202,190    MIG-1     SP-1+
  1,250,000 State of Maine, GO BAN                                               06/10/08    3.70     1,251,275    MIG-1
  4,000,000 State of New Mexico, TRAN - Series 2007                              06/30/08    3.72     4,007,388    MIG-1     SP-1+
  2,000,000 Sun Prairie, WI Area School District BAN                             02/20/09    1.67     2,004,587    MIG-1
  5,000,000 Will & Kendall County, IL Plainfield Community
            Consolidated School District # 202 TAW                               10/01/08    1.50     5,024,836              SP-1+
-----------                                                                                         -----------
 32,950,000 Total Tax Exempt General Obligation Notes & Bonds                                        33,010,714
-----------                                                                                         -----------
Variable Rate Demand Instruments (d) (71.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,145,000 Alachu County, FL IDRB (Oak Hall Private School, Inc. Project)
            - Series 2007
            LOC SunTrust Bank                                                    07/01/31    2.14%  $ 1,145,000   VMIG-1
  1,800,000 Birmingham, AL Special Care Facilities Financing Authority RB
            (United Cerebral Palsy of Greater Birmingham, Inc. Project)
            - Series 2006
            LOC AmSouth Bank                                                     12/01/19    2.27     1,800,000   VMIG-1
  5,000,000 Branch Bank & Trust Municipal Trust Floater - Series 1002
            LOC Branch Banking & Trust Company                                   12/18/27    2.33     5,000,000   VMIG-1
  3,000,000 Cohasset, MN RB
            (Minnesota Power & Light Company Project) - Series 1997A
            LOC LaSalle National Bank, N.A.                                      06/01/20    2.10     3,000,000               A-1+
  5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
            (Oasbo Expanded Asset Pooled Financing Program) - Series 2006
            LOC U.S. Bank, N.A.                                                  12/01/36    2.23     5,000,000   VMIG-1
  5,000,000 Connecticut State HEFA RB (Yale University)                          07/01/29    1.50     5,000,000   VMIG-1      A-1+
  4,745,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
            LOC Key Bank N.A.                                                    03/01/32    2.24     4,745,000   VMIG-1
  5,900,000 Delaware State EDA (Delaware Hospice Inc. Project) - Series 2007
            LOC Wilmington Trust                                                 02/01/32    2.19     5,900,000   VMIG-1
  1,000,000 Emmaus, PA General Authority Local Government
            (Westchester Area School District Project) - Series 1989 B-24
            LOC Depfa Bank PLC                                                   03/01/24    2.17     1,000,000               A-1+
  2,000,000 Florida HFC Multifamily Housing Revenue Refunding Bonds
            Island Club Apartments - Series 2001J-A
            LOC Federal Home Loan Mortgage Corporation                           07/01/31    2.09     2,000,000               A-1+
  4,000,000 Fulton County, GA Develpent Authority RB
            (Piedmont Healthcare, Inc. Project) - Series 2007
            LOC SunTrust Bank                                                    06/01/37    2.09     4,000,000   VMIG-1
  3,200,000 Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
            LOC Royal Bank of Canada                                             02/01/20    2.15     3,200,000               A-1+
  3,000,000 Health Facility Authority, CO
            (Boulder Community Hospital Project) - Series 2000
            LOC Bank One                                                         10/01/30    2.15     3,000,000   VMIG-1      A-1+
  1,430,000 Houston County, GA Development Authority
            (Middle Georgia Community Action Agency) - Series 2001
            LOC Columbus Bank & Trust Company                                    01/01/31    2.36     1,430,000      P-1      A-1
  3,400,000 Illinois Development Finance Authority RB
            (Glenwood School For Boys) - Series 1998
            LOC Harris Trust & Savings Bank                                      02/01/33    3.50     3,400,000               A-1+
  3,000,000 Illinois Financial Authority RB(Riverside Health System)-Series 2004
            LOC JPMorgan Chase Bank, N.A.                                        11/15/29    2.05     3,000,000   VMIG-1      A-1+
  4,000,000 Iowa Higher Education Loan Authority Private College Facility RB
            (University of Dubuque Project) - Series 2007
            LOC Northern Trust Bank                                              04/01/35    1.30     4,000,000               A-1+
  1,310,000 Jefferson County, KY (Seven Counties Services, Inc. Project)
            - Series 1999A
            LOC Fifth Third Bank                                                 01/01/19    2.25     1,310,000      P-1       A-1+
  5,000,000 Louisiana Housing Finance Agency
            (Canterbury House Apartments - Sherwood) - Series 2007
            LOC Charter One Bank, N.A.                                           09/15/40    2.30     5,000,000   VMIG-1
  1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH
            Hospitsl Facilites RB - Series 2005
            (Commuinity Memorial Hospital of Hicksville)
            LOC Fifth Third Bank                                                 12/01/37    2.27     1,500,000      P-1      A-1+
  4,000,000 Maryland HEFA (University of Maryland Medical System) - Series 2007A
            LOC Wachovia Bank, N.A.                                              07/01/34    2.07     4,000,000   VMIG-1      A-1+
  6,000,000 Metropolitan Transportation Authority, NY - Series 2005 E-2
            LOC Fortis Bank                                                      11/01/35    2.10     6,000,000   VMIG-1      A-1+
  1,300,000 New Ulm, MN Hospital Facility RB
            (Health Central Systems Project) - Series 1985
            LOC Wells Fargo Bank, N.A.                                           08/01/14    2.45     1,300,000               A-1+
  1,800,000 Newport City,  KY League of Cities Funding Trust Lease Program RB
            - Series 2002
            LOC US Bank, N.A.                                                    04/01/32    2.25     1,800,000    VMIG-1
  2,275,000 North Carolina Capital Facilities Finance Agency
            Capital Facilities RB (The Mental Health Association in
            North Carolina, Inc. Project) - Series 2007
            LOC Branch Bank & Trust Company                                      02/01/27    2.28     2,275,000      P-1       A-1+
  1,500,000 North Carolina Medical Care Commission Health System RB
            (Duke University Project) - Series 1993A                             06/01/23    1.63     1,500,000    VMIG-1     A-1+
  1,000,000 St. Lucie County, FL PCRB (Florida Power & Light Co Project)
            - Series 2000                                                        09/01/28    1.27     1,000,000    VMIG-1     A-1+
  5,000,000 Timnath Development Authority (Town of Timnath, CO) - Series 2007
            LOC Compass Bank                                                     12/01/29    2.29     5,000,000               A-1
  1,005,000 University Athletic Association Inc., FL RB
            (Athletic Program Project) - Series 2001
            LOC Suntrust Bank                                                    10/01/31    1.50     1,005,000    VMIG-1     A-1+
    900,000 University of Kansas Hospital Authority RB
            (Ku Health System) - Series 2004
            LOC Harris Trust & Savings Bank                                      09/01/34    1.30       900,000               A-1+
  1,200,000 Wisconsin HEFA (Aurora Health Care Inc) - Series 2006C
            LOC Marshall & Ilsley Bank                                           04/01/28    1.30     1,200,000               A-1
-----------                                                                                        ------------
 90,410,000 Total Variable Rate Demand Instruments                                                   90,410,000
-----------                                                                                        ------------
            Total Investments (99.66%) (Cost $126,420,714)                                         126,420,714
            Cash and Other assets (0.34%)                                                               436,431
                                                                                                   ------------
            Net Assets (100.00%), 126,854,206 shares outstanding                                   $126,857,145
                                                                                                   ============
            Net Asset Value, offering and redemption price per share                               $       1.00
                                                                                                   ============

FOOTNOTES:
Note 1 Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   BAN        =   Bond Anticipation Note                      LOC      =   Letter of Credit
   EDA        =   Economic Development Authority              PCRB     =   Pollution Control Revenue Bond
   GO         =   General Obligation                          RB       =   Revenue Bond
   HEFA       =   Health and Education Facilities Authority   TAN      =   Tax Anticipation Notes
   HFC        =   Housing Finance Commission                  TRAN     =   Tax and Revenue Anticipation Notes
   IDC        =   Industrial Development Corporation          TAW      =   Tax Anticipation Warrants
   IDRB       =   Industrial Development Revenue Bond


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary
Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael P. Lydon
                                    Michael P. Lydon, President
Date: May 28, 2008

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: May 28, 2008

* Print the name and title of each signing officer under his or her signature.